Income tax (Details 5)	12 Months Ended
	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)
Borrowings [Member]
Statement [Line Items]
Beginning of the year	$ (1,202,000,000)		$ (1,589,000,000)
Business combinations and reclassification to other assets held for sale			0
Charged to the Statement of Income	939,000,000		580,000,000
Use of tax loss carry-forwards	0		0
Reserve for changes of non-controlling interest	0		0
Foreign exchange gain		$ (475)	(193)
Income tax, deconsolidation	1,816		0
Ending of the year	1,078,000,000		(1,202,000,000)
Trade And Other Payables [Member]
Statement [Line Items]
Beginning of the year	8,055,000,000		8,661,000,000
Business combinations and reclassification to other assets held for sale	0		(2,000,000)
Charged to the Statement of Income	(56,000,000)		(1,253,000,000)
Use of tax loss carry-forwards	0		0
Reserve for changes of non-controlling interest	0		0
Foreign exchange gain		2,408	1,296
Income tax, deconsolidation	(9,621)		(647)
Ending of the year	786,000,000		8,055,000,000
Trade And Other Receivables [Member]
Statement [Line Items]
Beginning of the year	(1,286,000,000)		(1,335,000,000)
Business combinations and reclassification to other assets held for sale			0
Charged to the Statement of Income	933,000,000		49,000,000
Use of tax loss carry-forwards	0		0
Reserve for changes of non-controlling interest	0		0
Income tax, deconsolidation	0		0
Ending of the year	(353,000,000)		(1,286,000,000)
Investment Properties And Property, Plant And Equipment [Member]
Statement [Line Items]
Beginning of the year	(81,367,000,000)		(91,750,000,000)
Business combinations and reclassification to other assets held for sale	0		(838,000,000)
Charged to the Statement of Income	(10,074,000,000)		(13,374,000,000)
Use of tax loss carry-forwards	(377)		306,000,000
Reserve for changes of non-controlling interest	0		0
Foreign exchange gain		(2,190)	1,800
Income tax, deconsolidation	28,499,000,000		22,489,000,000
Ending of the year	(65,509,000,000)		(81,367,000,000)
Investments [Member]
Statement [Line Items]
Beginning of the year	(140,000,000)		(110,000,000)
Charged to the Statement of Income	135,000,000		89,000,000
Use of tax loss carry-forwards	0		0
Reserve for changes of non-controlling interest	0		0
Foreign exchange gain		(1)	(119)
Income tax, deconsolidation	0		0
Ending of the year	(6,000,000)		(140,000,000)
Intangible Assets [Member]
Statement [Line Items]
Beginning of the year	(3,595,000,000)		(3,404,000,000)
Charged to the Statement of Income	168,000,000		476,000,000
Foreign exchange gain		(1,179)	(667)
Income tax, deconsolidation	4,531
Ending of the year	(75,000,000)		(3,595,000,000)
Inventories [Member]
Statement [Line Items]
Beginning of the year	(970,000,000)		(1,093,000,000)
Business combinations and reclassification to other assets held for sale	0		(5,000,000)
Charged to the Statement of Income	119,000,000		(74,000,000)
Use of tax loss carry-forwards	0		0
Reserve for changes of non-controlling interest	0		0
Foreign exchange gain		(52)	202
Income tax, deconsolidation	0		0
Ending of the year	(903,000,000)		(970,000,000)
Subtotal Liabilities [Member]
Statement [Line Items]
Beginning of the year	(98,045,000,000)		(107,620,000,000)
Business combinations and reclassification to other assets held for sale	0		(1,818,000,000)
Charged to the Statement of Income	(21,986,000,000)		(11,637,000,000)
Use of tax loss carry-forwards	(377,000,000)		306,000,000
Foreign exchange gain		(3,783)	955
Income tax, deconsolidation	36,472,000,000		21,769,000,000
Ending of the year	(87,719,000,000)		(98,045,000,000)
Tax inflation adjustment [Member]
Statement [Line Items]
Beginning of the year			(6,586,000,000)
Business combinations and reclassification to other assets held for sale	0		(50,000,000)
Charged to the Statement of Income	(9,278,000,000)		(2,788,000,000)
Use of tax loss carry-forwards	0		0
Reserve for changes of non-controlling interest	0		0
Foreign exchange gain			0
Income tax, deconsolidation	0		0
Ending of the year	(18,702,000,000)
Others [Member]
Statement [Line Items]
Beginning of the year	2,764,000,000		2,345,000,000
Business combinations and reclassification to other assets held for sale	38		(5,000,000)
Charged to the Statement of Income	1,015,000,000		415,000,000
Use of tax loss carry-forwards	0		0
Reserve for changes of non-controlling interest	0		116,000,000
Foreign exchange gain		515	(107)
Income tax, deconsolidation	(2,119)		0
Ending of the year	2,213,000,000		2,764,000,000
Tax Loss Carry-forwards [Member]
Statement [Line Items]
Beginning of the year	14,317,000,000		11,872,000,000
Business combinations and reclassification to other assets held for sale	0		0
Charged to the Statement of Income	(4,709,000,000)		1,364,000,000
Use of tax loss carry-forwards	0		0
Reserve for changes of non-controlling interest	0		0
Foreign exchange gain		2,413	1,206
Income tax, deconsolidation	(9,039)		(125)
Ending of the year	2,982,000,000		14,317,000,000
Subtotal Assets [Member]
Statement [Line Items]
Beginning of the year	25,136,000,000		22,878,000,000
Business combinations and reclassification to other assets held for sale	38		(7,000,000)
Charged to the Statement of Income	(3,750,000,000)		526,000,000
Use of tax loss carry-forwards	0		0
Reserve for changes of non-controlling interest	0		116,000,000
Foreign exchange gain		5,336	2,395
Income tax, deconsolidation	(20,779)		(772)
Ending of the year	5,981,000,000		25,136,000,000
Biological Assets [Member]
Statement [Line Items]
Beginning of the year	(950,000,000)		(772,000,000)
Business combinations and reclassification to other assets held for sale			0
Charged to the Statement of Income	(1,835,000,000)		(288,000,000)
Use of tax loss carry-forwards	0		0
Reserve for changes of non-controlling interest			0
Foreign exchange gain		114	110
Income tax, deconsolidation	0		0
Ending of the year	(2,671,000,000)		(950,000,000)
Reclassification of opening amounts			0
Assets/ (Liabilities), Net [Member]
Statement [Line Items]
Beginning of the year	(72,909,000,000)		(84,742,000,000)
Business combinations and reclassification to other assets held for sale	38		(1,825,000,000)
Charged to the Statement of Income	(25,736,000,000)		(11,111,000,000)
Use of tax loss carry-forwards	(377,000,000)		306,000,000
Reserve for changes of non-controlling interest	0		116,000,000
Foreign exchange gain		$ 1,553	3,350
Income tax, deconsolidation	15,693,000,000		20,997,000,000
Ending of the year	(81,738,000,000)		(72,909,000,000)
Others Liabilities [member]
Statement [Line Items]
Beginning of the year	889,000,000		(981,000,000)
Business combinations and reclassification to other assets held for sale	0		(925)
Charged to the Statement of Income	(3,093,000,000)		3,693,000,000
Use of tax loss carry-forwards	0		0
Reserve for changes of non-controlling interest	0		0
Foreign exchange gain			(178)
Income tax, deconsolidation	1,626		(720)
Ending of the year	$ (578,000,000)		$ 889,000,000